16. COMMITMENTS AND CONTINGENCIES (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Details Narrative
Operating Leases, Rent Expense	¥ 13,755	¥ 7,961	¥ 4,164
Rent expense, discontinued operations	¥ 249	¥ 4,903	¥ 12,044